GOODWILL - Narrative (Details)	12 Months Ended			36 Months Ended	72 Months Ended
	Dec. 31, 2023 USD ($) cGU $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash generating units | cGU	1
Market capitalization	$ 4,463,600,000	$ 2,702,600,000	$ 1,439,000,000	$ 1,439,000,000	$ 1,439,000,000
Closing share price (in USD per share) | $ / shares	$ 20.05	$ 12.14	$ 7.07	$ 7.07	$ 7.07
Equity	$ 2,277,346,000	$ 2,259,899,000	$ 1,642,041,000	$ 1,642,041,000	$ 1,642,041,000
Merger transactions threshold for goodwill impairment review				$ 100,000,000
Average control premiums			30.70%	30.70%	30.70%
Market capitalization, recoverable amount			$ 1,880,700,000	$ 1,880,700,000	$ 1,880,700,000
Impairment loss recognised in profit or loss, goodwill	0	0	$ 0
Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Average control premiums			29.30%	29.30%	29.30%
Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Average control premiums			32.20%	32.20%	32.20%
Global Marine Transport sector transactions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger transactions threshold for goodwill impairment review					$ 100,000,000
North America
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger transactions threshold for goodwill impairment review			$ 25,000,000
Equity price risk
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Potential goodwill impairment	$ 112,500,000	$ 112,500,000
Share price which would have resulted in the impairment of all of the carrying value of goodwill (in USD per share) | $ / shares	$ 9.72	$ 9.65